Aon Funds
                                                              Semi-Annual Report
                                                                  April 30, 2002
                                                                       unaudited

AON FUNDS
--------------------------------------------------------------------------------

1-800-AON-FNDS



                                TABLE OF CONTENTS






         Money Market Fund


                  Statement of Assets and Liabilities             Page 2
                  Statement of Operations                         Page 3
                  Statements of Changes in Net Assets             Page 4
                  Schedule of Investments                         Pages 5 - 7
                  Financial Highlights                            Pages 8 - 9



         Government Securities Fund

                  Statement of Assets and Liabilities             Page 10
                  Statement of Operations                         Page 11
                  Statements of Changes in Net Assets             Page 12
                  Schedule of Investments                         Page 13
                  Financial Highlights                            Pages 14 - 15


         Asset Allocation Fund


                  Statement of Assets and Liabilities             Page 16
                  Statement of Operations                         Page 17
                  Statements of Changes in Net Assets             Page 18
                  Schedule of Investments                         Pages 19 - 24
                  Financial Highlights                            Pages 25 - 26



         Notes to the Financial Statements                        Pages 27 - 31



Aon Funds
200 East Randolph Street
Chicago, Illinois  60601
1-800-AON-FNDS

                                Money Market Fund
                       Statement of Assets and Liabilities
                                 April 30, 2002
                                    Unaudited



In thousands, except per share data

Assets
     Investments, at amortized cost .............................   $1,392,476
     Receivable for fund shares sold ............................        1,017
                                                                    ----------

Total Assets ....................................................    1,393,493

Liabilities
     Dividends payable ..........................................        1,902
     Investment advisory fees payable ...........................          117
     Accrued expenses ...........................................           99
                                                                    ----------

Total Liabilities ...............................................        2,118
                                                                    ----------

Net Assets ......................................................   $1,391,375
                                                                    ==========

Net Asset Value Per Share  (based on net assets of $1,391,375 and
     1,391,375 shares issued and outstanding) ...................   $     1.00
                                                                    ==========

               See accompanying notes to the financial statements

                                Money Market Fund
                             Statement of Operations
                     For the six months ended April 30, 2002
                                    Unaudited


In thousands

Investment Income
     Interest ..............................................          $   13,052
                                                                      ----------

Total Investment Income ....................................              13,052

Expenses
     Investment advisory fees ..............................                 698
     Fund administration fees ..............................                 304
     Custodian fees ........................................                  61
     Fund accounting fees ..................................                  56
     Professional fees .....................................                  54
     Trustees fees .........................................                  30
     Registration fees .....................................                  27
     Transfer agent fees ...................................                  15
                                                                      ----------

Total Expenses .............................................               1,245
                                                                      ----------

Net Investment Income ......................................          $   11,807
                                                                      ==========

               See accompanying notes to the financial statements

                                Money Market Fund
                       Statements of Changes in Net Assets
                                    Unaudited


                                                       11/01/01          Year
In thousands                                           through          ended
                                                       04/30/02        10/31/01
                                                     -----------    ------------
Change in net assets from operations
     Net investment income ........................  $    11,807         61,368

Distributions to shareholders from:
     Net investment income ........................      (11,807)       (61,368)

Capital share transactions
     Proceeds from sale of shares .................    4,958,561      9,581,253
     Reinvestment of distributions ................        6,797         38,902
     Cost of shares redeemed ......................   (5,282,811)    (9,296,970)
                                                     -----------    ------------
     Change in net assets from capital transactions     (317,453)       323,185
                                                     -----------    ------------

Change in net assets ..............................     (317,453)       323,185
Net assets at beginning of period .................    1,708,828      1,385,643
                                                     -----------    ------------

Net assets at end of period .......................  $ 1,391,375      1,708,828
                                                     ===========    ===========
Undistributed net investment income................  $         0              0
                                                     ===========    ===========

               See accompanying notes to the financial statements

                                                        Money Market Fund
                                                     Schedule of Investments
                                                         April 30, 2002
                                                            Unaudited

                                      Principal                                                         Principal
In thousands                            Amount         Value                                               Amount         Value
                                    -------------  --------------                                     -------------  --------------
COMMERCIAL PAPER                                                    Conglomerates - 5.9%
Aerospace & Defense - 1.0%                                          Emerson
International Lease Finance Corp.                                   1.780%     due  05/01/2002         $     27,000  $       27,000
1.780%      due  06/04/2002         $      14,000  $      13,976    1.770%     due  04/03/2002
                                                                    General Electric Capital Corp.
Auto & Truck - 0.9%                                                 1.800%     due  05/06/2002               30,000          29,993
Paccar Finance Co.                                                  Minnesota Mining & Mfg
1.790%      due  05/20/2002                 7,000          6,993    1.800%     due  05/28/2002               10,000           9,986
1.830%      due  07/10/2002                 5,000          4,982    1.800%     due  05/31/2002               10,000           9,985
                                                   --------------   1.850%     due  06/04/2002                5,000           4,991
                                                          11,975                                                      --------------
Banking/Domestic - 0.4%                                                                                                      81,955
Sun Trust Bank                                                      Finance - 2.8%
1.770%      due  05/06/2002                 5,000          4,999    American Express Company
                                                                    1.770%     due  05/17/2002               28,000          27,978
Banking/Foreign - 2.0%                                              American General Finance Corp.
Canadian Imperial Bank                                              1.810%     due  05/17/2002               11,000          10,991
1.780%      due  05/24/2002                15,000         14,983                                                      --------------
1.840%      due  07/15/2002                13,000         12,950                                                             38,969
                                                   --------------   Food Processing - 0.3%
                                                          27,933    Unilever N.V.
Beverages - 4.0%                                                    1.790%     due  05/13/2002                3,500           3,498
Anheuser-Busch Companies, Inc.
1.800%      due  05/01/2002                27,000         27,000    Insurance - 6.0%
Coca-Cola Company                                                   AEGON N.V.
1.760%      due  05/02/2002                28,000         27,999    1.770%     due  05/13/2002               28,000          27,983
                                                   --------------   Chubb Corporation
                                                          54,999    1.760%     due  05/24/2002               29,000          28,967
Computer Hardware - 2.0%                                            Prudential Funding Corp.
IBM                                                                 1.760%     due  05/08/2002               12,000          11,996
1.770%      due  05/02/2002                16,000         15,999    1.760%     due  05/23/2002                5,000           4,995
1.750%      due  05/10/2002                12,000         11,995    1.750%     due  05/29/2002               10,000           9,986
                                                   --------------                                                     --------------
                                                          27,994                                                             83,927

               See accompanying notes to the financial statements
                                       5

                                                        Money Market Fund
                                                     Schedule of Investments
                                                         April 30, 2002
                                                            Unaudited

                                       Principal                                                         Principal
In thousands                            Amount         Value                                               Amount         Value
                                    -------------  --------------                                     -------------  --------------
Major Drugs - 3.2%                                                  Personal & Household Products - 3.7%
Abbott Labs                                                         Colgate-Palmolive Company
1.740%      due  05/28/2002         $       8,650  $       8,639    1.780%     due  05/06/2002         $     14,000  $       13,997
Merck & Co., Inc.                                                   1.730%     due  05/10/2002                5,000           4,998
1.760%      due  05/09/2002                18,000         17,993    Gillette Co.
1.760%      due  05/17/2002                10,000          9,992    1.730%     due  05/28/2002                6,500           6,492
Schering Plough Corp.                                               1.900%     due  07/01/2002               22,477          22,405
1.770%      due  05/09/2002                 8,600          8,597    Proctor & Gamble
                                                   --------------   1.740%     due  05/16/2002                3,800           3,797
                                                          45,221                                                     ---------------
Money Center Banks - 2.1%                                                                                                    51,689
Wells Fargo & Company                                               Printing & Publishing - 1.7%
1.800%      due  05/29/2002                13,000         12,982    Tribune Company
1.770%      due  07/23/2002                17,000         16,931    1.800%     due  05/01/2002               10,600          10,600
                                                   --------------   1.790%     due  05/03/2002                6,225           6,224
                                                          29,913    1.820%     due  05/16/2002                6,400           6,395
Oil & Gas - 4.0%                                                                                                     ---------------
BP Plc                                                                                                                       23,219
1.770%      due  05/03/2002                28,000         27,997    Retail - 2.1%
Exxon Mobil Corporation                                             May Department Stores
1.720%      due  05/02/2002                18,000         17,999    1.730%     due  05/01/2002               14,000          14,000
1.750%      due  05/13/2002                10,000          9,994    1.740%     due  05/03/2002               15,233          15,232
                                                   --------------                                                    ---------------
                                                          55,990                                                             29,232
Office Equipment -2.1%                                              Telecommunication - 6.2%
Pitney Bowes, Inc.                                                  BellSouth Corporation
1.720%      due  05/06/2002                29,000         28,993    1.730%     due  05/09/2002                9,000           8,997
                                                                    1.720%     due  05/15/2002               20,000          19,987
Paper & Paper Products - 2.1%                                       SBC Communications, Inc.
Kimberly-Clark Corp.                                                1.840%     due  06/13/2002               27,000          26,941
1.770%      due  05/08/2002                 9,000          8,997    Verizon Network Funding
1.720%      due  06/05/2002                 3,500          3,494    1.700%     due  05/02/2002               13,000          12,999
1.750%      due  06/21/2002                16,500         16,459    1.740%     due  05/07/2002                4,500           4,499
                                                   --------------   1.740%     due  05/16/2002               12,515          12,506
                                                          28,950                                                     ---------------
                                                                                                                             85,929
               See accompanying notes to the financial statements
                                       6

                                                        Money Market Fund
                                                     Schedule of Investments
                                                         April 30, 2002
                                                            Unaudited

                                       Principal                                                         Principal
In thousands                            Amount         Value                                               Amount         Value
                                    -------------  --------------                                     -------------  --------------
Trucking - 1.9%                                                     REPURCHASE AGREEMENT - 0.2%
United Parcel Service, Inc.                                         Nesbitt Burns Repo*
1.680%      due  05/01/2002         $      17,244  $      17,244    1.600%     due  05/01/2002         $      2,492  $        2,492
1.780%      due  06/14/2002                 9,710          9,689
                                                   --------------                                                    ---------------
                                                          26,933    TOTAL INVESTMENTS - 100.1%                            1,392,475
                                                   --------------

Total Commercial Paper - 54.4%                           756,294    Liabilities, less other assets - (0.1%)                  (1,100)
                                                                                                                     ---------------
U.S. GOVERNMENT SECURITIES                                          TOTAL NET ASSETS - 100.0%                        $    1,391,375
                                                                                                                     ===============
U.S. Government Agency - 45.5%
Federal Home Loan Bank                                              *Collateralized by U.S. Treasury Note (1.77% due
1.700%      due  05/24/2002                50,000         49,946    July 5, 2002); held by custodian
1.780%      due  05/31/2002                70,121         70,017
                                                   --------------
                                                         119,963
Federal Home Loan Mortgage Corp.
1.780%      due  05/07/2002                40,500         40,488
1.660%      due  05/14/2002                50,000         49,970
1.780%      due  05/28/2002                67,500         67,410
1.810%      due  06/06/2002                34,000         33,938
1.820%      due  06/13/2002                35,350         35,273
                                                   --------------
                                                         227,079
Federal National Mortgage Association
1.750%      due  05/01/2002                39,056         39,056
1.760%      due  05/03/2002                50,000         49,995
1.780%      due  05/22/2002                82,500         82,414
1.820%      due  06/05/2002                15,500         15,473
1.840%      due  06/12/2002                45,000         44,903
1.800%      due  07/10/2002                55,000         54,807
                                                   --------------
                                                         286,648
                                                   --------------

Total U.S. Government Securities - 45.5%                 633,690

               See accompanying notes to the financial statements

                                Money Market Fund
                              Financial Highlights
                                    Unaudited

                                                    11/01/01       Year            Year
                                                    through        ended           ended
Selected per share data                             04/30/02      10/31/01        10/31/00
                                                   ----------    ----------      ----------
Net asset value, beginning of period ...........   $     1.00          1.00            1.00

Income from investment operations:
     Net investment income .....................         0.01          0.05            0.06
     Net realized and unrealized gain ..........         0.00          0.00            0.00
                                                   ----------    ----------      ----------
Total income from investment operations ........         0.01          0.05            0.06

Less distributions:
     Dividends from net investment income ......         0.01          0.05            0.06
     Distributions from net realized gain ......         0.00          0.00            0.00
                                                   ----------    ----------      ----------
Total distributions ............................         0.01          0.05            0.06
                                                   ----------    ----------      ----------
Net asset value, end of period .................   $     1.00          1.00            1.00
                                                   ==========    ==========      ==========

Total return ...................................         0.84%**       4.66%***        6.21%
                                                   ==========    ==========      ==========
Ratios and supplemental data:
Net assets, end of period (in thousands) .....     $  1,391,375    1,708,828       1,385,643
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements         0.18%*        0.18%           0.18%
     Expenses, before waivers and reimbursements         0.18%*        0.18%           0.33%
     Net investment income, net of waivers
         and reimbursements ....................         1.69%*        4.54%           6.05%
     Net investment income, before waivers
         and reimbursements ....................         1.69%*        4.54%           5.90%

--------------------------------------------------------------------------------
*    Annualized
**   Not annualized
*** Total return for the year ended October 31, 2001 includes the effect of a voluntary payment from the Investment Advisor. Without this payment total return would have been 4.12%

               See accompanying notes to the financial statements

                                Money Market Fund
                        Financial Highlights (continued)
                                    Unaudited

                                                                        Year            Year
                                                                        ended           ended
Selected per share data                                                10/31/99        10/31/98
                                                                     -----------      -----------
Net asset value, beginning of period ........................        $      1.00             1.00

Income from investment operations:
     Net investment income ..................................               0.05             0.05
     Net realized and unrealized gain .......................               0.00             0.00
                                                                     -----------      -----------
Total income from investment operations .....................               0.05             0.05

Less distributions:
     Dividends from net investment income ...................               0.05             0.05
     Distributions from net realized gain ...................               0.00             0.00
                                                                     -----------      -----------
Total distributions .........................................               0.05             0.05
                                                                     -----------      -----------

Net asset value, end of period ..............................        $      1.00             1.00
                                                                     ===========      ===========

Total return ................................................               5.03%            5.54%
                                                                     ===========      ===========
Ratios and supplemental data:
Net assets, end of period (in thousands) ....................        $ 1,144,842          693,667
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements ............               0.19%            0.20%
     Expenses, before waivers and reimbursements ............               0.39%            0.40%
     Net investment income, net of waivers and reimbursements               4.93%            5.40%
     Net investment income, before waivers and reimbursements               4.73%            5.20%

               See accompanying notes to the financial statements

                           Government Securities Fund
                       Statement of Assets and Liabilities
                                 April 30, 2002
                                    Unaudited

In thousands, except per share data

Assets
     Investments in securities, at value (cost - $127,055)   $ 128,821
     Interest receivable .................................       1,936
     Receivable for fund shares sold .....................         649
                                                             ---------

Total Assets .............................................     131,406

Liabilities
     Dividends payable ...................................         603
     Accrued expenses ....................................          19
     Investment advisory fees payable ....................          11
     Payable for fund shares redeemed ....................           7
                                                             ---------

Total Liabilities ........................................         640
                                                             ---------

Net Assets ...............................................   $ 130,766
                                                             =========
Analysis of Net Assets:
     Paid in capital .....................................   $ 132,686
     Accumulated net realized loss .......................      (3,701)
     Net unrealized appreciation .........................       1,766
     Undistributed net investment income .................          15
                                                             ---------

Net Assets ...............................................   $ 130,766
                                                             =========

Net Asset Value Per Share (based on net assets of $130,766
     and 12,861 shares issued and outstanding) ...........   $   10.17
                                                             =========

               See accompanying notes to the financial statements

                           Government Securities Fund
                             Statement of Operations
                     For the six months ended April 30, 2002
                                    Unaudited

In thousands

Investment Income
     Interest ...................................................   $  4,027
                                                                    --------

Total Investment Income .........................................      4,027

Expenses
     Investment advisory fees ...................................         89
     Fund administration fees ...................................         44
     Fund accounting fees .......................................         27
     Transfer agent fees ........................................         10
     Custodian fees .............................................          8
     Professional fees ..........................................          7
     Registration fees ..........................................          6
     Trustees fees ..............................................          4
                                                                    --------

Total Expenses ..................................................        195
                                                                    --------

Net Investment Income ...........................................      3,832

Net Realized and Unrealized Loss
     Net realized loss on sale of investments ...................     (2,763)
     Change in net unrealized appreciation on investments .......     (7,700)
                                                                    --------

     Net realized and unrealized loss ...........................    (10,463)
                                                                    --------

Net Change in Net Assets from Operations ........................   $ (6,631)
                                                                    ========

               See accompanying notes to the financial statements

                           Government Securities Fund
                       Statements of Changes in Net Assets
                                    Unaudited

                                                      11/01/01      Year
                                                      through       ended
In thousands                                          04/30/02     10/31/01
                                                      ---------    ---------
Change in net assets from operations
     Net investment income ........................   $   3,832        9,716
     Net realized gain (loss) .....................      (2,763)       8,047
     Change in net unrealized appreciation ........      (7,700)       9,262
                                                      ---------    ---------
     Change in net assets from operations .........      (6,631)      27,025

Distributions to shareholders from:
     Net investment income ........................      (3,832)      (9,721)
     Net realized gain ............................           0            0
                                                      ---------    ---------
     Total distributions ..........................      (3,832)      (9,721)

Capital share transactions
     Proceeds from sale of shares .................      11,090       91,659
     Reinvestment of distributions ................       3,831        9,720
     Cost of shares redeemed ......................    (103,520)     (62,496)
                                                      ---------    ---------
     Change in net assets from capital transactions     (88,599)      38,883
                                                      ---------    ---------

Change in net assets ..............................     (99,062)      56,187
Net assets at beginning of period .................     229,828      173,641
                                                      ---------    ---------

Net assets at end of period .......................   $ 130,766      229,828
                                                      =========    =========

Undistributed net investment income ...............   $      15           15
                                                      =========    =========

               See accompanying notes to the financial statements

                                                   Government Securities Fund
                                                     Schedule of Investments
                                                         April 30, 2002
                                                            Unaudited

                                       Principal                                                         Principal
In thousands                            Amount         Value                                               Amount         Value
                                    -------------  --------------                                     -------------  --------------
U.S. GOVERNMENT SECURITIES                                          U.S. Treasury Inflationary Index Bond
U.S. Government Agencies - 49.3%                                    3.375%     due  01/15/2007         $     22,442  $       23,276
A.I.D. Israel                                                                                                        ---------------
5.890%      due  08/15/2005         $       9,500  $       9,869    Total U.S. Government Obligations                        64,279
                                                                                                                     ---------------
Federal Home Loan Bank                                              Total U.S. Government Securities                        128,778
1.600%      due  05/01/2002                 1,575          1,575    (cost - $127,012)

Federal National Mortgage Association                               DEMAND NOTE
1.820%      due  06/05/2002                 3,975          3,968    Utility-Electric - 0.0%
1.780%      due  07/17/2002                14,000         13,947    Wisconsin Electric Demand Note
                                                   --------------
                                                          17,915    1.432%     due  05/01/2002
Financial Assistance Corp.                                          (cost - $43)                                 43              43
9.375%      due  07/21/2003                 6,830          7,352                                                     ---------------
8.800%      due  06/10/2005                14,500         16,436    TOTAL INVESTMENTS - 98.5%
                                                   --------------
                                                          23,788    (cost - $127,055)                                       128,821
Overseas Private Investment Corp.
6.360%      due  06/15/2012                 9,130          9,722    Other assets, less liabilities - 1.5%                     1,945
                                                                                                                     ---------------
Small Business Administration                                       TOTAL NET ASSETS - 100.0%                        $      130,766

2.750%      due  07/25/2013                 1,630          1,630                                                     ===============
                                                   --------------

Total U.S. Government Agencies                            64,499

U.S. Government Obligations - 49.2%
U.S. Treasury Bond
4.750%      due  11/15/2008                20,000         19,933
6.125%      due  08/15/2029                20,000         21,070
                                                   --------------
                                                          41,003


               See accompanying notes to the financial statements

                           Government Securities Fund
                              Financial Highlights
                                    Unaudited


                                                        11/01/01          Year          Year
                                                        through           ended         ended
Selected per share data                                 04/30/02         10/31/01      10/31/00
                                                       -----------      ----------    ----------
Net asset value, beginning of period ...........       $    10.70             9.83          9.91

Income (loss) from investment operations:
     Net investment income .....................             0.24             0.53          0.59
     Net realized and unrealized gain (loss) ...            (0.53)            0.87          0.03
                                                       -----------      ----------    ----------
Total income (loss) from investment operations .            (0.29)            1.40          0.62

Less distributions:
     Dividends from net investment income ......             0.24             0.53          0.59
     Distributions from net realized gain ......             0.00             0.00          0.11
                                                       -----------      ----------    ----------
Total distributions ............................             0.24             0.53          0.70
                                                       -----------      ----------    ----------

Net asset value, end of period .................       $    10.17            10.70          9.83
                                                       ===========      ==========    ==========

Total return ...................................            (2.70%)**        14.59%         6.70%
                                                       ===========      ==========    ==========
Ratios and supplemental data:
Net assets, end of period (in thousands) .......       $   130,766         229,828       173,641
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements             0.22%*           0.22%         0.22%
     Expenses, before waivers and reimbursements             0.22%*           0.22%         0.46%
     Net investment income, net of waivers
          and reimbursements ...................             4.34%*           5.21%         6.05%
     Net investment income, before waivers
          and reimbursements ...................             4.34%*           5.21%         5.81%
Portfolio turnover rate ........................               45%             228%          163%

--------------------------------------------------------------------------------
*    Annualized
**   Not annualized


               See accompanying notes to the financial statements

                           Government Securities Fund
                        Financial Highlights (continued)
                                    Unaudited

                                                                   Year            Year
                                                                   ended           ended
Selected per share data                                           10/31/99       10/31/98
                                                                -----------     ----------
Net asset value, beginning of period ........................   $     11.09          10.49

Income (loss) from investment operations:
     Net investment income ..................................          0.56           0.59
     Net realized and unrealized gain (loss) ................         (0.82)          0.60
                                                                -----------     ----------
Total income (loss) from investment operations ..............         (0.26)          1.19

Less distributions:
     Dividends from net investment income ...................          0.56           0.59
     Distributions from net realized gain ...................          0.36           0.00
                                                                -----------     ----------
Total distributions .........................................          0.92           0.59
                                                                -----------     ----------

Net asset value, end of period ..............................   $      9.91          11.09
                                                                ===========     ==========

Total return ................................................         (2.50%)        11.72%
                                                                ===========     ==========
Ratios and supplemental data:
Net assets, end of period (in thousands) ..................     $   155,004        156,312
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements ............          0.22%          0.23%
     Expenses, before waivers and reimbursements ............          0.55%          0.57%
     Net investment income, net of waivers and reimbursements          5.38%          5.54%
     Net investment income, before waivers and reimbursements          5.05%          5.20%
Portfolio turnover rate .....................................            77%           219%

               See accompanying notes to the financial statements

                              Asset Allocation Fund
                       Statement of Assets and Liabilities
                                 April 30, 2002
                                    Unaudited

In thousands, except per share data

Assets
     Investments in securities, at value (cost - $131,406) ....   $136,556
     Interest receivable ......................................      1,838
     Receivable for securities sold ...........................      1,233
     Receivable for fund shares sold ..........................         46
     Dividends receivable .....................................         28
     Cash .....................................................          7
                                                                  --------

Total Assets ..................................................    139,708

Liabilities
     Dividends payable ........................................      1,229
     Payable for fund shares redeemed .........................        669
     Investment advisory fees payable .........................         57
     Accrued expenses .........................................         18
                                                                  --------

Total Liabilities .............................................      1,973
                                                                  --------

Net Assets ....................................................   $137,735
                                                                  ========
Analysis of Net Assets
     Paid in capital ..........................................   $127,228
     Accumulated net realized gain ............................      5,190
     Net unrealized appreciation ..............................      5,150
     Undistributed net investment income ......................        167
                                                                  --------

Net Assets ....................................................   $137,735
                                                                  ========

Net Asset Value Per Share  (based on net assets of $137,735 and
     10,038 shares issued and outstanding) ....................   $  13.72
                                                                  ========

               See accompanying notes to the financial statements

                              Asset Allocation Fund
                             Statement of Operations
                     For the six months ended April 30, 2002
                                    Unaudited

In thousands

Investment Income
     Interest ....................................................      $ 1,118
     Dividends ...................................................          378
                                                                        -------

Total Investment Income ..........................................        1,496

Expenses
     Investment advisory fees ....................................          230
     Fund administration fees ....................................           34
     Fund accounting fees ........................................           19
     Transfer agent fees .........................................           12
     Professional fees ...........................................            5
     Custodian fees ..............................................            5
     Registration fees ...........................................            4
     Trustees fees ...............................................            3
     Other fees ..................................................            1
                                                                        -------

Total Expenses ...................................................          313
                                                                        -------

Net Investment Income ............................................        1,183

Net Realized and Unrealized Gain (Loss)
     Net realized gain on sale of investments ....................        6,864
     Net realized gain on futures contracts ......................        1,112
     Change in net unrealized appreciation on investments ........       (2,132)
                                                                        -------

     Net realized and unrealized gain (loss) .....................        5,844
                                                                        -------

Net Change in Net Assets from Operations .........................      $ 7,027
                                                                        =======


               See accompanying notes to the financial statements

                              Asset Allocation Fund
                       Statements of Changes in Net Assets
                                    Unaudited

                                                         11/01/01      Year
In thousands                                             through       ended
                                                         04/30/02     10/31/01
                                                        ---------    ---------
Change in net assets from operations
     Net investment income ...........................  $   1,183        3,729
     Net realized gain (loss) ........................      7,976       (2,145)
     Change in net unrealized appreciation ...........     (2,132)     (23,959)
                                                        ---------    ---------
     Change in net assets from operations ............      7,027      (22,375)

Distributions to shareholders from:
     Net investment income ...........................     (1,244)      (3,856)
     Net realized gain ...............................          0      (16,230)
                                                        ---------    ---------
     Total distributions .............................     (1,244)     (20,086)

Capital share transactions
     Proceeds from sale of shares ....................     14,582       27,931
     Reinvestment of distributions ...................      1,244       20,087
     Cost of shares redeemed .........................    (19,586)     (56,746)
                                                        ---------    ---------
     Change in net assets from capital transactions ..     (3,760)      (8,728)
                                                        ---------    ---------

Change in net assets .................................      2,023      (51,189)
Net assets at beginning of period ....................    135,712      186,901
                                                        ---------    ---------

Net assets at end of period ..........................  $ 137,735      135,712
                                                        =========    =========

Undistributed net investment income ..................  $     167          228
                                                        =========    =========

               See accompanying notes to the financial statements

                                                      Asset Allocation Fund
                                                     Schedule of Investments
                                                         April 30, 2002
                                                           Unaudited

In thousands, except shares              Shares        Value                                               Shares         Value
                                    -------------  --------------                                     -------------  --------------
COMMON STOCKS                                                       International Game Technology             1,300  $           82
Common Stocks - Consumer Discretionary                              Park Place Entertainment *               51,100             629
Advertising - 0.1%                                                                                                   ---------------
Harte-Hanks, Inc.                           4,400  $         141                                                              2,065
                                                                    Housewares & Specialties - 0.6%
Apparel & Accessories - 0.6%                                        American Greetings Corp.                 18,500             328
Coach, Inc. *                               3,500            196    Fortune Brands, Inc.                      8,200             429
Jones Apparel Group*                        4,800            187    Lancaster Colony Corp.                    3,500             135
Liz Claiborne, Inc.                        10,900            341                                                     ---------------
VF Corporation                              2,900            127                                                                892
                                                   --------------   Publishing & Printing - 5.1%
                                                             851    E. W. Scripps Company                     8,100             645
Audio & Video Equipment - 0.3%                                      Gannett Co., Inc.                         5,300             388
Matsushita Electric Ind.                    3,200             43    Hollinger International, Inc.             3,700              47
Sony Corporation                            7,500            407    Knight-Ridder, Inc.                       5,300             355
                                                   --------------   Lee Enterprises, Inc.                     9,100             357
                                                             450    Martha Stewart Living *                   8,500             153
Automobiles - 0.7%                                                  McClatchy Company                         9,700             580
General Motors Corporation                 14,500            930    Media General, Inc.                      10,300             707
                                                                    Meredith Corporation                     11,600             497
Auto Parts & Equipment - 2.6%                                       Pulitzer, Inc.                            6,700             348
ArvinMeritor, Inc.                         22,200            704    Reader's Digest Association              10,900             259
Autoliv, Inc.                              28,500            630    Scholastic Corp. *                       11,800             599
BorgWarner Inc.                               300             19    Tribune Company                          16,300             720
Delphi Corporation                          3,000            129    Washington Post Co.                       1,100             695
Johnson Controls, Inc.                      7,600            656    McGraw-Hill Companies, Inc.              10,900             697
Lear Corporation *                         12,400            637                                                     ---------------
Superior Industries Int'l                  12,300            634                                                              7,047
Visteon Corporation                         8,200            127    Restaurants - 0.3%
                                                   --------------   Starbucks Corporation *                  19,600             447
                                                           3,536
Casinos & Gaming - 1.5%                                             Retail - Apparel - 0.1%
Argosy Gaming Company *                    10,300            371    Lands' End, Inc.                          2,200             111
GTECH Holdings Corp. *                     11,900            713
Harrah's Entertainment, Inc. *              5,500            270    Retail - Computers & Electronics - 0.2%
                                                                    CDW Computer Centers, Inc.*               3,800             208

               See accompanying notes to the financial statements
                                       19

                                                      Asset Allocation Fund
                                                     Schedule of Investments
                                                         April 30, 2002
                                                           Unaudited

In thousands, except shares              Shares        Value                                               Shares         Value
                                    -------------  --------------                                     -------------  --------------
Retail - General Merchandise - 0.8%                                 Packaged Foods - 0.1%
Wal-Mart Stores, Inc.                      18,500  $       1,033    Dreyer's Grand Ice Cream, Inc.            2,300  $          107

Retail - Home Improvement - 1.1%                                    Personal & Household Products - 1.4%
Home Depot                                  1,800             83    Alberto-Culver Company                   12,200             666
Lowe's Companies, Inc.                     17,100            723    Avon Products, Inc.                       9,900             553
Sherwin-Williams Company                   22,500            691    Gillette Company                         16,000             568
                                                   --------------   Procter & Gamble Co.                      1,100              99
                                                           1,497                                                     ---------------
Retail - Specialty Goods - 2.6%                                                                                               1,886
Amazon.com, Inc. *                         35,900            599    Retail - Food - 0.3%
AutoZone, Inc.  *                           9,600            730    Whole Foods Market, Inc. *                9,700             454
Bed Bath & Beyond Inc.  *                  11,500            427
Linens 'n Things, Inc.  *                   4,000            139    Soft Drinks - 0.2%
Michaels Stores, Inc.                      11,700            473    Coca-Cola Company                         3,800             211
Office Depot, Inc. *                       25,400            486    Pepsi Bottling Group, Inc.                2,900              83
Staples, Inc. *                            34,200            683                                                     ---------------
                                                   --------------                                                               294
                                                           3,537
Tires and Rubber - 0.4%                                             Tobacco - 0.0%
Bandag, Inc.                                5,400            208    Philip Morris Companies                   1,500              82
Cooper Tire & Rubber Co.                   16,300            404                                                     ---------------
                                                   --------------
                                                             612    Total Common Stocks
                                                   --------------
Total Common Stocks -                                                - Consumer Staples - 3.4%                                4,727
 Consumer Discretionary - 17.0%                           23,357
                                                                    Common Stocks - Energy
Common Stocks - Consumer Staples                                    Oil & Gas - Drilling - 0.2%
Brewers & Vintners - 1.4%                                           Patterson-UTI Energy, Inc. *              6,600             211
Adolph Coors Company                       10,200            682
Anheuser-Busch Co.                         19,300          1,023    Oil & Gas - Equipment & Services - 0.0%
Constellation Brands, Inc. *                3,300            199    Cal Dive International, Inc. *            1,600              41
                                                   --------------
                                                           1,904    Oil & Gas - Exploration & Production - 0.2%
                                                                    Apache Corp.                              2,600             152
                                                                    Spinnaker Exploration Co. *               1,200              51
                                                                                                                     ---------------
                                                                                                                                203
               See accompanying notes to the financial statements
                                       20

                                                     Asset Allocation Fund
                                                     Schedule of Investments
                                                         April 30, 2002
                                                           Unaudited

In thousands, except shares              Shares        Value                                               Shares         Value
                                    -------------  --------------                                     -------------  --------------
Oil & Gas - Integrated - 0.9%                                       Insurance - Brokers - 0.2%
Exxon Mobil Corporation                    29,900  $       1,201    Brown & Brown, Inc.                       9,600 $           319
Royal Dutch Petroleum Co.                   1,600             84
                                                   --------------
                                                           1,285    Insurance - Multi-Line - 0.6%
                                                   --------------   American International Group              8,300             574
                                                                    Loews Corporation                         4,400             264
Total Common Stocks - Energy - 1.3%                        1,740                                                     ---------------
                                                                                                                                838
Common Stocks - Financials                                          Insurance - Life & Health - 2.3%
Banks -3.5%                                                         AFLAC Inc.                                6,500             194
Bank of America Corp.                         700             51    AmerUs Group Co.                         12,000             452
BOK Financial Corporation                   7,000            238    Jefferson-Pilot Corp.                    13,900             696
Commerce Bancorp, Inc.                      7,700            380    Lincoln National Corp.                   14,000             671
Commerce Bancshares, Inc.                   6,700            297    MONY Group, Inc.                            800              31
Cullen/Frost Bankers, Inc.                    500             19    Protective Life Corp.                     1,100              35
Fifth Third Bancorp                        11,300            775    StanCorp Financial Group                 12,300             720
FirstMerit Corporation                     17,000            483    Torchmark Corporation                     8,000             327
First Commonwealth Financial Corporation    2,700             36                                                     ---------------
Greater Bay Bancorp                         7,000            234                                                              3,126
Hudson City Bancorp, Inc.                  10,700            402    Insurance - Property & Casualty - 0.4%
Huntington Bancshares                       1,700             34    Progressive Corp.                         7,200             414
Marshall & Ilsley Corporation               8,800            560    W. R. Berkley Corporation                 1,800             109
North Fork Bancorporation                   6,500            251                                                     ---------------
Silicon Valley Bancshares *                19,800            633                                                                523
UnionBanCal Corporation                     3,900            189                                                     ---------------
Wells Fargo & Company                       3,200            164    Total Common Stocks - Financials - 8.5%                  11,619
                                                   --------------
                                                           4,746    Common Stocks - Health Care
Diversified Financial Services - Major - 1.5%                       Distributors & Services - 1.4%
Citigroup, Inc.                            20,500            888    Accredo Health, Inc.                      6,000             388
Moody's Corporation                        17,900            780    AdvancePCS *                              1,000              34
State Street Corporation                    7,800            399    AmerisourceBergen Corp.                   4,700             364
                                                   --------------   Laboratory Corp. of Amer. *               7,000             694
                                                           2,067    Quest Diagnostics, Inc. *                 5,500             506
                                                                                                                     ---------------
                                                                                                                              1,986
               See accompanying notes to the financial statements
                                       21

                                                      Asset Allocation Fund
                                                     Schedule of Investments
                                                         April 30, 2002
                                                           Unaudited

In thousands, except shares              Shares        Value                                               Shares         Value
                                    -------------  --------------                                     -------------  --------------
Health Care Facilities - 0.8%                                       Data Processing Services - 0.2%
HCA, Inc.                                   3,100  $         148    Concord EFS, Inc. *                       6,400 $           209
Health Mgmt Associates, Inc.*               2,700             58    Sabre Holdings Corp. *                    1,100              51
Tenet Healthcare Corp. *                    8,300            609                                                     ---------------
Triad Hospitals, Inc. *                     6,700            281                                                                260
                                                   --------------   Diversified Commercial Services - 0.4%
                                                           1,096    Apollo Group *                            1,800              69
Managed Health Care - 1.6%                                          ChoicePoint, Inc.  *                      2,200             122
Health Net, Inc. *                          4,200            125    Corinthian Colleges, Inc. *               4,200             247
Humana, Inc.                               22,700            371    eBay, Inc. *                                900              48
Oxford Health Plans, Inc. *                 2,200            102    FreeMarkets, Inc. *                         700              12
Trigon Healthcare, Inc. *                   2,500            252    ITT Educational Svcs, Inc. *                800              41
UnitedHealth Group, Inc.                    8,800            773                                                     ---------------
WellPoint Health Networks *                 7,700            578                                                                539
                                                   --------------   Electrical Components & Equipment - 0.1%
                                                           2,201    Advanced Energy Industries *              2,600              91
Pharmaceuticals - Major - 1.2%
Johnson & Johnson Co.                       9,900            632    Industrial Conglomerates - 2.3%
Merck & Co.,                                3,200            174    General Electric                         80,700           2,546
Pfizer, Inc.                               23,500            854    3M Company                                4,800             604
                                                   --------------                                                    ---------------
                                                           1,660                                                              3,150
                                                   --------------
                                                                    Industrial Machinery - 1.9%
Total Common Stocks - Health Care - 5.0%                   6,943    Danaher Corporation                       5,500             394
                                                                    Dover Corporation                         9,700             361
Common Stocks - Industrials                                         Eaton Corporation                         6,900             584
Aerospace & Defense - 0.7%                                          ITT Industries, Inc.                      9,800             685
Boeing Company                              7,700            343    SPX Corporation                           4,700             633
United Technologies Corp.                   9,800            688                                                     ---------------
                                                   --------------                                                             2,657
                                                           1,031
Building Products - 0.0%                                            Trading Companies & Distributors - 0.7%
Masco Corporation                           1,300             37    Fastenal Company                          8,100             678
                                                                    Genuine Parts Company                    10,100             349
Construction & Farm Machinery - 0.9%                                                                                 ---------------
Navistar International                     13,000            519                                                              1,027
PACCAR, Inc.                                9,700            693    Trucking - 0.1%
                                                   --------------   Ryder System, Inc.                        3,200              91
                                                           1,212                                                     ---------------

                                                                    Total Common Stocks - Industrials - 7.3%                 10,095

               See accompanying notes to the financial statements
                                       22

                                                      Asset Allocation Fund
                                                     Schedule of Investments
                                                         April 30, 2002
                                                           Unaudited

In thousands, except shares              Shares        Value                                               Shares         Value
                                    -------------  --------------                                     -------------  --------------
Common Stocks - Information Technology                              Common Stocks - Materials
Computer Hardware - 0.2%                                            Construction Materials - 0.3%
IBM                                         3,600  $         302    Florida Rock Industries, Inc.             8,800  $          352

Computer Storage & Peripherals - 0.1%                               Diversified Chemicals - 0.0%
Canon, Inc.                                   500             19    FMC Corporation *                         1,100              43
Network Appliance, Inc. *                   3,500             61
                                                   --------------   Metal & Glass Containers - 0.3%
                                                              80    Ball Corporation                          1,200              57
Internet Software & Services - 0.4%                                 Pactiv Corporation *                     16,000             331
Getty Images, Inc.*                        11,900            414                                                     ---------------
Hotels.Com *                                  300             19                                                                388
Ticketmaster *                              3,800             89    Paper Packaging - 0.0%
Yahoo! Inc. *                               2,400             35    Bemis Company, Inc.                         600              32
                                                   --------------
                                                             557    Specialty Chemicals - 0.0%
IT Consulting & Services - 0.1%                                     Valspar Corporation                         800              37
Gartner, Inc. *                            18,400            215                                                     ---------------

Networking Equipment - 0.0%                                         Total Common Stocks - Materials - 0.6%                      852
Cisco Systems, Inc.*                        4,300             63
                                                                    Common Stocks - Telecommunication Services
Semiconductors - 0.5%                                               Telecommunication Services - Integrated - 0.2%
Intel Corporation                          22,300            638    SBC Communications, Inc.                  2,600              81
                                                                    Verizon Communications                    2,300              92
Systems Software - 0.9%                                             West Corporation *                        2,800              78
Microsoft Corp. *                          23,600          1,233                                                     ---------------
                                                   --------------
                                                                    Total Common Stocks -
Total Common Stocks -                                                Telecommunication Services - 0.2%                          251
  Information Technology - 2.2%                            3,088                                                     ---------------
                                                                    Total Common Stocks - 45.5%
                                                                    (cost - $57,656)                                         62,672
               See accompanying notes to the financial statements
                                       23

                                                      Asset Allocation Fund
                                                     Schedule of Investments
                                                         April 30, 2002
                                                           Unaudited

                                       Principal                                                         Principal
In thousands, except shares             Amount         Value                                               Amount         Value
                                    -------------  --------------                                     -------------  --------------
U.S. GOVERNMENT SECURITIES                                          COMMERCIAL PAPER
U.S. Government Agency - 7.7%                                       Electrical Equipment - 1.5%
Federal National Mortgage Association                               General Electric Company
6.625%      due  11/15/2030         $       5,100  $       5,327    1.800%     due  05/01/2002
Tennessee Valley Authority                                          (cost - $2,118)                    $      2,118  $        2,118
6.000%      due  03/15/2013                 5,200          5,235
                                                   --------------
                                                          10,562    DEMAND NOTE
U.S. Government Obligations - 41.3%                                 Banks - 0.0%
U.S. Treasury Notes                                                 Firstar Bank
3.500%      due  11/15/2006                 1,000            963    1.600%     due  05/01/2002
7.250%      due  05/15/2016                 7,800          9,049    (cost - $1)                                   1               1
8.750%      due  05/15/2017                10,600         13,952                                                     ---------------
8.750%      due  05/15/2020                10,700         14,353    TOTAL INVESTMENTS - 99.1%
6.500%      due  11/15/2026                 7,300          8,013    (cost - $131,406)                                       136,556
6.250%      due  05/15/2030                 9,900         10,634
                                                   --------------
                                                          56,964    Cash and other assets,
                                                   --------------    less liabilities - 0.9%                                  1,179
Total U.S. Government Securities - 49.0%                                                                             ---------------
(cost - $67,254)                                          67,526
                                                                    TOTAL NET ASSETS - 100.0%                        $      137,735
                                                                                                                     ===============
EXCHANGE TRADED FUNDS - 3.1%
SPDR Trust                                                          * Non-income producing security
(cost - $4,377)                            39,300          4,239


               See accompanying notes to the financial statements

                              Asset Allocation Fund
                              Financial Highlights
                                    Unaudited

                                                     11/01/01         Year           Year
                                                     through          ended          ended
Selected per share data                              04/30/02        10/31/01       10/31/00
                                                   -----------      ----------     ----------
Net asset value, beginning of period ...........   $     13.16           17.04          17.62

Income (loss) from investment operations:
     Net investment income .....................          0.12            0.34           0.38
     Net realized and unrealized gain (loss) ...          0.56           (2.35)          1.61
                                                   -----------      ----------     ----------
Total income (loss) from investment operations .          0.68           (2.01)          1.99

Less distributions:
     Dividends from net investment income ......          0.12            0.35           0.38
     Distributions from net realized gain ......          0.00            1.52           2.19
                                                   -----------      ----------     ----------
Total distributions ............................          0.12            1.87           2.57
                                                   -----------      ----------     ----------

Net asset value, end of period .................   $     13.72           13.16          17.04
                                                   ===========      ==========     ==========

Total return ...................................          5.20%**       (13.06%)        11.82%
                                                   ===========      ==========     ==========

Ratios and supplemental data:
Net assets, end of period (in thousands) .......   $   137,735         135,712        186,901
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements          0.46%*          0.37%          0.36%
     Expenses, before waivers and reimbursements          0.46%*          0.37%          0.66%
     Net investment income, net of waivers
         and reimbursements ....................          1.73%*          2.24%          2.21%
     Net investment income, before waivers
         and reimbursements ....................          1.73%*          2.24%          1.91%
Portfolio turnover rate ........................           166%             32%            63%

--------------------------------------------------------------------------------
*    Annualized
**   Not annualized

               See accompanying notes to the financial statements

                              Asset Allocation Fund
                        Financial Highlights (continued)
                                    Unaudited

                                                                   Year          Year
                                                                   ended         ended
Selected per share data                                           10/31/99      10/31/98
                                                                -----------    ----------
Net asset value, beginning of period ........................   $     15.72         16.60

Income from investment operations:
     Net investment income ..................................          0.40          0.39
     Net realized and unrealized gain (loss) ................          1.93         (0.32)
                                                                -----------    ----------
Total income from investment operations .....................          2.33          0.07

Less distributions:
     Dividends from net investment income ...................          0.43          0.35
     Distributions from net realized gain ...................          0.00          0.60
                                                                -----------    ----------
Total distributions .........................................          0.43          0.95
                                                                -----------    ----------

Net asset value, end of period ..............................   $     17.62         15.72
                                                                ===========    ==========

Total return ................................................         14.91%         0.21%
                                                                ===========    ==========

Ratios and supplemental data:
Net assets, end of period (in thousands) ..................     $   164,429       209,630
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements ............          0.36%         0.36%
     Expenses, before waivers and reimbursements ............          0.76%         0.76%
     Net investment income, net of waivers and reimbursements          2.14%         2.33%
     Net investment income, before waivers and reimbursements          1.74%         1.93%
Portfolio turnover rate .....................................            46%           64%

               See accompanying notes to the financial statements

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited

1. Description of Entity

Aon Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as an open-end, diversified, management investment company. The Trust consists of three Funds: the Money Market Fund, the Government Securities Fund, and the Asset Allocation Fund. There are an unlimited number of shares authorized with no par value.

The Money Market Fund of the Trust is designated as a "Money Market Fund", and must adhere to the guidelines governing such funds as described in Rule 2a-7 under the Investment Company Act of 1940. Pursuant to that Rule, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share on a daily basis.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds used in the preparation of their financial statements.

    a) Security Valuation - Securities for which quotations are readily available are valued at the last reported sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which they are principally traded. Securities for which market quotations are not available are stated at fair value as determined in good faith under procedures established by the Board of Trustees. Debt securities are valued by an independent pricing service that utilizes electronic data processing techniques, including a "matrix system", to derive evaluated bid prices. Futures are valued daily at the settlement price established each day on the exchange on which they are traded. Investments held by the Money Market Fund, and short-term debt instruments held by other Funds, are stated at amortized cost which approximates fair value.

    b) Investment Transactions and Income - Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except for foreign dividends which are recorded when the information becomes available. Realized gains and losses on investments are determined based on an identified cost basis.

    c) Distributions to Shareholders - Distributions of net investment income and net realized gain are determined in accordance with income tax regulations. Dividends are declared daily and paid monthly for the Money Market Fund, declared and paid monthly for the Government Securities Fund, and declared and paid quarterly for the Asset Allocation Fund.

    d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited

    e) Repurchase Agreement - During the term of a repurchase agreement, collateral with a market value greater than or equal to the market value of the repurchase agreement is held by the Fund's custodian.

3. Investment Advisory Fees and Other Transactions with Affiliates

Under the terms of the investment advisory agreement with Aon Advisors, Inc. (the "Investment Advisor"), a subsidiary of Aon Corporation, investment advisory fees will be accrued daily and paid monthly at the following annual rates, stated as a percentage of average daily net assets:

Money Market Fund                 .10%
Government Securities Fund        .10%
Asset Allocation Fund             .75% of the first $25 million;
                                  .60% of the next $25 million;
                                  .45% of the next $50 million;
                                  and .35% of amounts in excess of $100 million

The Investment Advisor has also agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed the following amounts, stated as a percentage of average daily net assets:

Money Market Fund                 1.00%
Government Securities Fund        1.50% of the first $30 million;
                                  and 1.25% in excess of $30 million
Asset Allocation Fund             1.25%

The Trust has entered into an administration agreement with the Investment Advisor to provide certain administrative services for the Trust. Under this agreement, the Trust pays the Investment Advisor an annual fee of .05% of the first $500 million of average daily net assets of each Fund and .04% of the average daily net assets of each Fund in excess of $500 million.

Certain officers and trustees of the Trust are also officers and directors of the Investment Advisor. These officers and trustees serve without direct compensation from the Trust. During the period ended April 30, 2002 the Trust incurred expenses totaling $37,379 for compensation of unaffiliated trustees.

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited

4. Income Taxes

Each Fund intends to qualify as a "regulated investment company" under the provision of Subchapter M of the Internal Revenue Code of 1986, as amended, and thereby, under the provisions of the income tax laws available to regulated investment companies, be relieved of substantially all income taxes. Therefore, no provision has been made for Federal or State income taxes. The Government Securities Fund has a capital loss carryover of $938,301 for the year ended October 31, 2000 and the Asset Allocation Fund has a capital loss carryover of $1,664,721 for the year ended October 31, 2001 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, they will expire in the years 2008 and 2009, respectively.

At April 30, 2002, the identified cost of investments for federal income tax purposes was as follows:

    In Thousands

    Money Market Fund                   $    1,392,475
    Government Securities Fund          $      127,055
    Asset Allocation Fund               $      132,704

The gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at April 30, 2002 were as follows:

                                          Government      Asset
    In Thousands                          Securities    Allocation
                                             Fund          Fund
                                        ------------    ----------

    Gross unrealized appreciation       $     2,442         6,686
    Gross unrealized depreciation              (676)       (2,834)
                                        -----------     ---------

Net unrealized appreciation             $     1,766         3,852
                                        ===========     =========

5. Investments

Investment transactions for the period ended April 30, 2002, including maturities and excluding short-term investments, were as follows:

                                                            Proceeds
    In Thousands                         Purchases         from sales
                                         ---------         ----------

    Government Securities Fund          $    62,141         103,221
    Asset Allocation Fund               $   218,631         215,117

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited

6. Capital Share Transactions

Capital stock transactions were as follows:

                                        Money Market                 Government Securities
In thousands                                Fund                              Fund
                                  Shares            Amount           Shares           Amount
                                -----------      -----------      -----------      -----------
Balance at October 31, 2000       1,385,643        1,385,643           17,662          182,402

    Shares sold                   9,581,253        9,581,253            8,973           91,659
    Dividend reinvestments           38,902           38,902              949            9,720
                                -----------      -----------      -----------      -----------
    Total issued                  9,620,155        9,620,155            9,922          101,379
    Shares redeemed              (9,296,970)      (9,296,970)          (6,107)         (62,496)
                                -----------      -----------      -----------      -----------
    Net change in shares            323,185          323,185            3,815           38,883
                                -----------      -----------      -----------      -----------

Balance at October 31, 2001       1,708,828        1,708,828           21,477          221,285

    Shares sold                   4,958,561        4,958,561            1,079           11,090
    Dividend reinvestments            6,797            6,797              375            3,831
                                -----------      -----------      -----------      -----------
    Total issued                  4,965,358        4,965,358            1,454           14,921
    Shares redeemed              (5,282,811)      (5,282,811)         (10,070)        (103,520)
                                -----------      -----------      -----------      -----------
    Net change in shares           (317,453)        (317,453)          (8,616)         (88,599)
                                -----------      -----------      -----------      -----------

Balance at April 30, 2002         1,391,375      $ 1,391,375           12,861      $   132,686
                                ===========      ===========      ===========      ===========

                                                    Asset Allocation
                                                         Fund
                                                  Shares         Amount
                                                ---------      ---------
Balance at October 31, 2000                        10,966        139,716

    Shares sold                                     1,897         27,931
    Dividend reinvestments                          1,327         20,087
                                                ---------      ---------
    Total issued                                    3,224         48,018
    Shares redeemed                                (3,878)       (56,746)
                                                ---------      ---------
    Net change in shares                             (654)        (8,728)
                                                ---------      ---------

Balance at October 31, 2001                        10,312        130,988

    Shares sold                                     1,084         14,582
    Dividend reinvestments                             91          1,244
                                                ---------      ---------
    Total issued                                    1,175         15,826
    Shares redeemed                                (1,449)       (19,586)
                                                ---------      ---------
    Net change in shares                             (274)        (3,760)
                                                ---------      ---------

Balance at April 30, 2002                          10,038      $ 127,228
                                                =========      =========

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited

7. Futures Contracts

The Asset Allocation Fund invests in stock index and interest rate futures contracts to rapidly adjust the Fund's asset allocation to achieve a desired asset class mix, or in anticipation of investing cash balances or cash flows into the Fund in appropriate common stocks or bonds or liquidating appropriate common stocks or bonds to meet redemption requests.

The use of futures contracts can lower the transaction costs of the Fund. The Fund bears the market risk arising from changes in the value of the futures contracts. At the time the Fund enters into a futures contact, it is required to make an initial margin deposit with the broker of a specified amount of cash or eligible securities. Subsequently, additional daily variation margin receipts and payments are made, as required, as the market price of the futures contract fluctuates and gains or losses are recorded. The statement of operations reflects gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

At April 30, 2002, the Asset Allocation Fund had the no open futures contracts.